Other Operating Income	12 Months Ended
Dec. 31, 2023
Disclosure of Other Operating Income [abstract]
Other Operating Income

NOTE 34. OTHER OPERATING INCOME
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Other Adjustments and Interest on sundry Credits	212,636,372	115,639,341	42,949,355
Rental of Safety Deposit Boxes	12,263,331	12,473,218	12,300,604
Other Financial Income	11,268,721	3,422,685	2,842,193
Other Income from Services	72,290,496	54,919,541	37,786,739
Reversed allowances	25,459,136	202,256	6,130,733
Others	47,842,948	43,126,547	53,425,988
Total	381,761,004	229,783,588	155,435,612